Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Cash Flows
Net income (loss)	€ (32,604)	€ 6,350	€ 1,651
Adjustments for
Depreciation and amortization	8,232	7,885	7,686
Finance (income) costs, net	(15,091)	11,119	13,986
Share-based compensation	75,270	65	152
Income tax expense	15,534	3,441	3,439
Change in operating assets and liabilities
(Decrease) increase in provisions	135	(200)	1
Increase in inventories	(77,922)	(33,097)	(29,319)
(Increase) decrease in trade and other receivables	(215)	833	(88)
Decrease (increase) in other assets	4,281	(10,510)	624
(Decrease) increase in other liabilities	(1,809)	17,894	12,642
Increase in contract liabilities	4,217	2,210	690
Increase (decrease) in trade and other payables	7,400	6,745	(1,867)
Income taxes paid	(3,915)	(2,176)	(7,230)
Net cash provided by (used in) operating activities	(16,486)	10,559	2,367
Expenditure for property and equipment and intangible assets	(2,934)	(2,420)	(1,845)
Proceeds from sale of property and equipment	40
Net cash (used in) investing activities	(2,894)	(2,420)	(1,845)
Interest paid	(4,257)	(2,973)	(671)
Proceeds from bank liabilities	64,990	90,750	25,649
Repayment of liabilities from banks	(74,990)	(84,399)	(22,000)
Repayment of Shareholder loan	(171,827)
Proceeds from capital increase - initial public offering	283,224
IPO preparation and transaction costs	(4,550)
Lease payments	(5,800)	(4,256)	(5,070)
Net cash (used in) provided by financing activities	86,790	(878)	(2,092)
Net increase (decrease) in cash and cash equivalents	67,411	7,261	(1,570)
Cash and cash equivalents at the beginning of the period	9,367	2,120	3,690
Effects of exchange rate changes on cash and cash equivalents	(18)	(14)
Cash and cash equivalents at end of the period	€ 76,760	€ 9,367	€ 2,120